HEDGING FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about hedging instruments

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets- current

Fair value hedges
Interest rate futures contracts	$11.0	$-

Financial liabilities- current

Fair value hedges
Interest rate futures contracts	$-	$0.8
The following tables summarize the information relating to the hedges of interest rate risks.
December 31, 2024

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity

Interest rate futures contracts - US Treasury futures	US$40.4	March 2025

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets at FVTOCI	$3,129.2	$(11.0)
December 31, 2025

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity

Interest rate futures contracts - US Treasury futures	US$23.7	March 2026

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets at FVTOCI	$711.9	$0.8

Disclosure of detailed information about hedged items	The effect for the years ended December 31, 2023, 2024 and 2025 is detailed below:

Hedging Instruments/Hedged Items	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Hedging Instruments
Interest rate futures contracts - US Treasury futures	$20.5	$174.1	$(45.7)
Hedged Items
Financial assets at FVTOCI	(20.5)	(174.1)	45.7

	$-	$-	$-
The effect for the years ended December 31, 2023, 2024 and 2025 is detailed below:

Hedging Instruments/Hedged Items	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Hedging Instruments
Forward exchange contracts	$39.9	$5.0	$-
Foreign currency deposits	$-	$-	$(31.0)

Hedged Items
Forecast transaction (capital expenditures)	$(39.9)	$(5.0)	$31.0
The effect for the years ended December 31, 2023, 2024 and 2025 is detailed below:

	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
Hedging Instruments/Hedged Items	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Hedging Instruments
Bank loans	$618.2	$793.8	$335.1

Hedged Items
Net investments in foreign operations	$(618.2)	$(793.8)	$(335.1)